Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson International Managed Volatility Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	4.56%	[1]	3.88%	[1]	4.76%	[1]	1.51%	[1]	May 02, 2007	[1]	22.01%	5.67%	5.50%	2.11%	9.07%	[2]	4.37%	[2]	5.00%	[2]	1.61%	[2]	May 02, 2007	[2]	22.01%	5.67%	5.50%	2.11%	10.73%	5.06%	5.36%	1.95%	May 02, 2007	22.01%	5.67%	5.50%	2.11%	11.40%	5.49%	5.63%	2.21%	May 02, 2007	10.11%	4.90%	4.87%	1.59%	May 02, 2007	7.36%	[3]	4.31%	[3]	4.49%	[3]	1.75%	[3]	May 02, 2007	[3]	22.01%	5.67%	5.50%	2.11%	11.43%	5.58%	5.68%	2.25%	May 02, 2007	22.01%	5.67%	5.50%	2.11%	11.18%	5.32%	5.48%	1.48%	May 02, 2007	22.01%	5.67%	5.50%	2.11%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.